SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

22. SEGMENT INFORMATION

The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer of the Company, since he reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Company.

From 2016 through the third quarter of 2020, the Company had been operating in two principal businesses: MSS and Energy. The MSS business comprised primarily the design, development, manufacture and sale of solar modules, other solar power products and solar system kits. The MSS business also provided engineering, procurement and construction (EPC) services. The Energy business comprised primarily the development and sale of solar projects, operating solar power projects, the sale of electricity and operating and maintenance (O&M) services. The module sales from the Company’s MSS business to its Energy business were on terms and conditions similar to sales to third parties.

22. SEGMENT INFORMATION (Continued)

In July 2020, the Company reached a strategic decision to pursue a listing of its subsidiary, CSI Solar Co., Ltd., in China. From November 2021, the Company completed the transfer of the China solar power system and project assets from CSI Solar to the Global Energy segment to avoid any potential competition between the Company and its CSI Solar subsidiary, as part of the CSI Solar carve-out listing process. To align with the objective of ASC 280, Segment Reporting (“Topic 280”) and present the Company’s disaggregated financial information consistent with the management approach, the Company reports its financial performance, including revenue, gross profit and income from operations, based on the following two reportable segments:

●	Global Energy, which includes all of the Company’s global project development activities for both solar and battery storage project development. The Global Energy segment develops both stand-alone solar and stand-alone battery storage projects, as well as hybrid solar plus storage projects. Its monetization strategies vary between develop-to-sell, build-to-sell, and build-to-own, depending on business strategies and market conditions, with the goal of maximizing returns, accelerating cash turn, and minimizing capital risk.

●	CSI Solar, which consists of solar module manufacturing and total system solutions, including inverters, solar system kits and EPC (engineering, procurement and construction) services. The CSI Solar segment also includes the Company’s battery storage integration business, delivering bankable, end-to-end, turnkey battery storage solutions for utility scale, commercial and industrial, and residential applications. These storage systems solutions are complemented with long-term service agreements, including future battery capacity augmentation services.

The distinction of the two battery storage businesses is that the former, Global Energy, is in the project development business, including sourcing land, interconnection, structuring power purchase agreements and other permits and requirements for battery storage projects, whereas the latter, CSI Solar, is in the system integration business, delivering turnkey battery storage technology solutions.

The module and EPC sales from the Company’s CSI Solar business to its Global Energy business are on terms and conditions similar to sales to third parties. Comparative period financial information for 2019 by reportable segment has been recast to conform to current presentation.

The Company continually monitors and reviews its segment reporting structure in accordance with Topic 280 to determine whether any changes have occurred that would impact its reportable segments.

The Company’s CODM reviews net revenue and gross profit and does not review balance sheet information by segment.

The following table summarizes the Company’s revenues, gross profit and income from operations generated from each segment:

	Years Ended December 31, 2021
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	4,371,603	1,124,083	(218,517)	5,277,169
Cost of revenues	3,689,126	930,099	(251,368)	4,367,857
Gross profit	682,477	193,984	32,851	909,312
Income from operations (2)	74,132	97,179	19,070	190,381

22. SEGMENT INFORMATION (Continued)

	Years Ended December 31, 2020
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	3,105,044	726,167	(354,716)	3,476,495
Cost of revenues	2,496,153	577,052	(286,624)	2,786,581
Gross profit	608,891	149,115	(68,092)	689,914
Income from operations (2)	253,105	53,414	(86,089)	220,430

	Years Ended December 31, 2019
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	2,591,154	718,735	(109,306)	3,200,583
Cost of revenues	1,977,502	604,856	(100,272)	2,482,086
Gross profit	613,652	113,879	(9,034)	718,497
Income from operations (2)	267,642	18,795	(27,558)	258,879
(1)	Includes inter-segment elimination, and unallocated corporate costs not considered part of management’s evaluation of reportable segment operating performance.
(2)	Income from operations reflects management’s allocation and estimate as some services are shared by the Company’s two reportable segments.

22. SEGMENT INFORMATION (Continued)

The following table summarizes the Company’s net revenues generated from different geographic locations. The information presented below is based on the location of customers’ headquarters:

	Years Ended December 31,
	2019	2020	2021
	$	$	$
The Americas:
—United States	852,231	696,101	1,590,573
—Brazil	395,303	284,478	442,603
—Mexico	94,446	118,846	139,611
—Canada	30,330	100,284	30,792
—Others	29,731	21,396	76,015
	1,402,041	1,221,105	2,279,594
Asia:
—PRC	317,077	504,656	1,207,003
—Japan	372,687	560,701	509,233
—India	70,893	61,141	142,300
—Thailand	12,753	6,108	59,451
—Cyprus	2,175	13,265	51,038
—Pakistan	10,581	15,417	48,838
—Vietnam	39,268	289,621	19,956
—United Arab Emirates	43,311	53,981	6,168
—Korea	72,552	25,896	3,413
—Others	76,786	90,054	91,670
	1,018,083	1,620,840	2,139,070
Europe and other regions:
—Germany	109,119	119,035	231,995
—Australia	313,167	120,403	165,772
—Netherlands	68,770	96,372	104,715
—Spain	78,228	138,972	100,658
—South Africa	93,911	49,375	90,761
—Czech	17,717	16,144	34,604
—France	13,516	29,974	25,980
—United Kingdom	33,158	8,842	7,749
—Others	52,873	55,433	96,271
	780,459	634,550	858,505
Total net revenues	3,200,583	3,476,495	5,277,169

22. SEGMENT INFORMATION (Continued)

The following table summarizes the Company’s long-lived assets, including property, plant and equipment, non-current project assets, solar power systems, prepaid land use rights and intangible assets at December 31, 2020 and 2021 by geographic region, based on the physical location of the assets:

	At December 31,	At December 31,
	2020	2021
	$	$
PRC	1,002,409	1,230,613
Thailand	295,240	266,870
Japan	204,515	191,680
Argentina	64,208	68,508
Mexico	12,388	68,331
United States	64,009	65,700
Brazil	16,109	63,716
Australia	76,330	15,024
Canada	8,898	7,050
Others	46,432	55,905
Total long-lived assets	1,790,538	2,033,397

The following table summarizes the Company’s revenues generated from each product or service:

	Years Ended December 31,
	2019	2020	2021
	$	$	$
CSI Solar:
Solar modules	2,012,059	2,348,724	3,328,301
Solar system kits	116,449	157,656	302,133
Battery storage solutions	—	7,899	222,655
China energy/EPC (includes electricity sales)	58,096	175,388	178,830
Others	295,244	60,661	121,167
Global Energy:
Solar and battery storage projects	652,050	654,827	1,064,178
O&M and asset management services	19,750	26,386	35,334
Others (includes electricity sales)	46,935	44,954	24,571
Total net revenues	3,200,583	3,476,495	5,277,169